Subsequent Events	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Subsequent Events	Note 13—Subsequent Events The Predecessor has evaluated all subsequent events through April 4, 2016, the date the financial statements were issued and has nothing additional to disclose.